S000042178 [Member] Annual Fund Operating Expenses - BARON DISCOVERY FUND	Sep. 30, 2025
BARON DISCOVERY FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.33%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.05%
R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.05%